ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	21,023,381	38,710,874	58,810,186
Warranty provision	17,895,942	21,939,223	12,467,698
Warranty costs incurred	(208,449)	(1,839,911)	(5,497,865)
Ending balance	38,710,874	58,810,186	65,780,019